Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2011
Significant Accounting Policies [Abstract]
Use Of Estimates
a.	Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. On an ongoing basis, the Company's management evaluates estimates, including those related to accounts receivable and sales allowances, fair values of financial instruments, fair values and useful lives of intangible assets, fair values of stock-based awards, deferred taxes and income tax uncertainties, and contingent liabilities. Such estimates are based on historical experience and on various other assumptions that are believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities.

Financial Statements In United States Dollars
b.	Financial statements in United States dollars:

Most of the Company's revenues and costs are denominated in United States dollars ("dollars"). The Company's management believes that the dollar is the primary currency of the economic environment in which Check Point Ltd. and each of its subsidiaries operate.

Thus, the dollar is the Company's functional and reporting currency. Accordingly, monetary amounts denominated in a currency other than the functional currency are re-measured into the functional currency in accordance with ASC Topic 830, "Foreign Currency Matters," while all transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statements of income as financial income or expenses, as appropriate.

Principles Of Consolidation
c.	Principles of consolidation:

The consolidated financial statements include the accounts of Check Point Ltd. and its subsidiaries. Intercompany transactions and balances have been eliminated upon consolidation.

Cash Equivalents
d.	Cash equivalents:
Cash equivalents are short-term highly liquid investments that are readily convertible to cash with original maturities of three months or less at acquisition.
Short-Term Deposit
e.	Short-term deposit:

Bank deposits with maturities of more than three months but less than one year are included in short-term deposits. Such deposits are stated at cost which approximates market values.

Investments In Marketable Securities
f.	Investments in marketable securities:

The Company accounts for investments in marketable securities in accordance with ASC No. 320, "Investments – Debt and Equity Securities".

Management determines the appropriate classification of its investments at the time of purchase and reevaluates such determinations at each balance sheet date.

The Company classifies all of its marketable securities as available for sale. Available for sale securities are carried at fair value, with the unrealized gains and losses, net of tax, reported in "accumulated other comprehensive income (loss)" in shareholders' equity. Realized gains and losses on sale of investments are included in "financial income, net" and are derived using the specific identification method for determining the cost of securities.

The amortized cost of debt securities is adjusted for amortization of premiums and accretion of discounts to maturity. Such amortization together with interest and dividends on securities are included in "financial income, net".

The Company recognizes an impairment charge when a decline in the fair value of its investments in debt securities is below the cost basis of such securities is judged to be other-than-temporary. Factors considered in making such a determination include the duration and severity of the impairment, the reason for the decline in value, the potential recovery period and the Company's intent to sell, including whether it is more likely than not that the Company will be required to sell the investment before recovery of cost basis. For securities that are deemed other-than-temporarily impaired, the amount of impairment is recognized in " net gain (impairment net of gains) on sale of marketable securities previously impaired " in the statement of income and is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income.

During 2009 and 2010, other-than-temporary impairment, net of gain on sale of marketable securities previously impaired, amounted to $ 1,277 and $ 785, respectively. The amount in 2009 includes a loss of $ 3,134 and a gain of $ 1,857 on sale of securities previously impaired. During 2011 a gain of $ 2,017 on sale of securities previously impaired was recorded. See further details in Note 4.

Property And Equipment
g.	Property and equipment:

Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is calculated using the straight-line method over the estimated useful lives of the assets at the following annual rates:

%
Computers and peripheral equipment	33-50
Office furniture and equipment	10-20
Building	4
Leasehold improvements	The shorter of term of the lease or the useful life of the asset

Property and equipment are reviewed for impairment in accordance with ASC No. 360, "Property, Plant and Equipment," whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to the future undiscounted cash flows expected to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During 2009, 2010 and 2011, no impairment losses have been recorded.

Goodwill And Other Intangible Assets
h.	Goodwill and other intangible assets:

Goodwill and certain other purchased intangible assets have been recorded as a result of acquisitions. Goodwill represents the excess of the purchase price in a business combination over the fair value of net tangible and intangible assets acquired. Goodwill is not amortized, but rather is subject to an impairment test. The Company performs an annual impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit.

ASC 350 prescribes a two-phase process for impairment testing of goodwill. The first phase screens for impairment, while the second phase (if necessary) measures impairment.

Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. In such case, the second phase is then performed, and the Company measures impairment by comparing the carrying amount of the reporting unit's goodwill to the implied fair value of that goodwill. An impairment loss is recognized in an amount equal to the excess. For each of the three years in the period ended December 31, 2011, no impairment losses have been identified.

Intangible assets that are not considered to have an indefinite useful life are amortized over their estimated useful lives, which range from 0.5 to 20 years. Acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. Other intangible assets consist primarily of core technology, trademarks, and backlog and are amortized over their estimated useful lives on a straight-line basis.

The carrying amount of these assets to be held and used is reviewed whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Recoverability of these assets is measured by comparison of the carrying amount of each asset (or asset group) to the future undiscounted cash flows the asset (or asset group) is expected to generate. If the asset is considered to be impaired, the amount of any impairment is measured as the difference between the carrying value and the fair value of the impaired asset. During 2009, 2010 and 2011, no impairment loss was recorded.

In determining the fair values of long-lived assets for purpose of measuring impairment, the Company's assumptions include those that market participants will consider in valuations of similar assets.

Business Combinations
i.	Business combinations:

The Company accounts for business combinations in accordance with ASC No. 805, "Business Combinations". ASC 805 requires recognition of assets acquired, liabilities assumed, and any non-controlling interest at the acquisition date, measured at their fair values as of that date. The ASC also requires the fair value of acquired in-process research and development ("IPR&D") to be recorded as an indefinite life intangible asset (subject to impairment) until the research and developments efforts are either completed or abandoned, and restructuring and acquisition-related costs to be expensed as incurred. Any excess of the fair value of net assets acquired over the purchase price and any subsequent changes in estimated contingencies are to be recorded in earnings. In addition, changes in valuation allowance related to acquired deferred tax assets and acquired income tax positions are to be recognized in earnings.

Research And Development Costs
j.	Research and development costs:

Research and development costs are charged to the statement of income as incurred. ASC 985-20, "Software- Costs of Software to Be Sold, Leased, or Marketed", requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company's product development process, technological feasibility is established upon completion of a working model. Costs incurred by the Company between completion of the working models and the point at which the products are ready for general release, have been insignificant. Therefore, all research and development costs are expensed as incurred.

Revenue Recognition
k.	Revenue recognition:

The Company derives its revenues mainly from products, licenses, combined hardware and software products, software updates and maintenance and subscriptions. The Company's products are generally integrated with software that is essential to the functionality of the equipment. The Company sells its products primarily through channel partners including distributors, resellers, OEMs, system integrators and MSPs, all of whom are considered end-users. The Company also sells its products directly to end users primarily through its web site.

Starting January 1, 2011 the Company adopted the guidance of ASU 2009-14, Certain Arrangements That Include Software Elements, (amendments to FASB ASC Topic 985, Software) ("ASU 2009-14") and ASU 2009-13, Multiple-Deliverable Revenue Arrangements, (amendments to FASB ASC Topic 605, Revenue Recognition) ("ASU 2009-13"). ASU 2009-14 removes tangible products from the scope of software revenue guidance and provides guidance on determining whether software deliverables in an arrangement that includes a tangible product are covered by the scope of the software revenue guidance. ASU 2009-13 requires entities to allocate revenue in an arrangement using estimated selling prices of the delivered goods and services based on a selling price hierarchy. The amendment eliminates the residual method of revenue allocation and requires revenue to be allocated using the relative selling price method. As such, the Company prospectively applied these provisions to all revenue arrangements entered into or materially modified after January 1, 2011. This guidance does not generally change the units of accounting for the Company's revenue transactions. Most products and services qualify as separate units of accounting and the revenue is recognized when the applicable revenue recognition criteria are met. While certain of the Company's bundled products are now accounted for following ASC 605, the impact of the adoption of these standards was immaterial.

As a result of the adoption of ASU 2009-14, starting January 1, 2011 the Company applies ASC No. 605, "Revenue Recognition" to products that include software updates and maintenance and subscription. Revenues from these bundled arrangements are separated into their various elements following ASU 2009-13 and are recognized for each element when persuasive evidence of an arrangement exists, the product or software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the amounts are fixed or determinable and collection of the amount is considered probable. Revenues for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer or are actually collected, provided that all other revenue recognition criteria have been met.

The Company's revenue recognition policies provide that when a sales arrangement contains multiple elements, such as software and non-software components that function together to deliver the product's essential functionality, the Company allocates revenue to each element based on a selling price hierarchy. The selling price for a deliverable is based on its vendor specific objective evidence ("VSOE"), if available, third party evidence ("TPE") if VSOE is not available, or estimated selling price ("ESP") if neither VSOE or TPE is available.

The Company applied software revenue recognition guidance, ASC 985-605, "Software Revenue Recognition", to all transactions entered into prior to January 1, 2011 involving the sale of software products and hardware products that include software and to all software arrangements since January 1, 2011. Product and software license revenue is recognized when persuasive evidence of an arrangement exists, the software license has been delivered, there are no uncertainties surrounding product acceptance, there are no significant future performance obligations, the license fees are fixed or determinable and collection of the license fee is considered probable. For hardware transactions where software is essential to the functionality of the appliance, the Company did not separate the license fee and did not apply separate accounting guidance to the hardware and software elements. Fees for arrangements with payment terms extending beyond customary payment terms are considered not to be fixed or determinable, in which case revenue is deferred and recognized when payments become due from the customer or are actually collected, provided that all other revenue recognition criteria have been met.

As required by ASC 985-605, the Company determined the value of the arrangement components (the delivered elements) of its multiple-element arrangements using the residual method when VSOE of fair value exists for the undelivered elements of the support and maintenance agreements. VSOE is based on the price charged when an element is sold separately or renewed. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement fee is allocated to the delivered elements and is recognized as revenue.

The Company's software updates and maintenance provides customers with rights to unspecified software product upgrades released during the term of the agreement, The Company's support offerings include multiple services to customers primarily telephone access to technical support personnel and hardware support services. Subscription includes other security solutions sold as a service or annuity. Revenues from software updates, maintenance and subscriptions are recognized ratably over the term of the agreement.

The Company determines the fair value of software updates and maintenance based on the renewal prices charged for such services. The Company offers several levels of services, classified by services offered, response time, and availability. The Company has defined classes of customers, based on the total gross value of licensed software and hardware products the customer purchased from the Company. The Company prices renewals for each service level and each class of customer as a fixed percentage of the total gross value of licensed software and hardware products the customer purchased. The Company determines the fair value of subscription based on the renewal prices charged for such services. The renewal prices are based on the Company's price list.

For products the Company determined the selling price by reviewing historical transactions, and considering several other external and internal factors including, but not limited to, pricing practices including discounting, margin objectives, and competition. The determination of the estimated selling price (ESP) is made through consultation with and approval of management.

Deferred revenues represent mainly the unrecognized revenue billed for licensed software blades (subscription), unspecified software updates, maintenance and support. Such revenues are recognized ratably over the term of the related agreement.

The Company records a provision for estimated sales returns, stock rotations and other rights granted to customers on product and service related sales in the same period the related revenues are recorded in accordance with ASC 605 or ASC 985-605. These estimates are based on historical sales returns, analysis of credit memo data, stock rotation and other known factors. Such provisions amounted to $ 14,074 and $ 10,117 as of December 31, 2010 and 2011, respectively.

Cost Of Revenues
l.	Cost of revenues:

Cost of products and licenses is comprised of cost of software and hardware production, manuals, packaging and license fees paid to third parties.

Cost of software updates, maintenance and subscriptions is comprised of cost of post-sale customer support and license fees paid to third parties.

Amortization of technology is comprised of amortization of core technology assets which are used in the Company's operations, and is presented separately as part of cost of revenues.

Severance Pay
m.	Severance pay:

The Company's liability for severance pay for periods prior to January 1, 2007, is calculated pursuant to Israeli severance pay law based on the most recent salary of the employees multiplied by the number of years of employment as of the balance sheet date. The Company recorded as expenses the increase in the severance liability, net of earnings (losses) from the related investment fund. Employees were entitled to one month's salary for each year of employment, or a portion thereof. Until January 1, 2007, the Company's liability was partially funded by monthly payments deposited with insurers; any unfunded amounts would be paid from operating funds and are covered by a provision established by the Company.

The carrying value of deposited funds in respect to the severance liability for services prior to January 1, 2007, includes profits (losses) accumulated up to the balance sheet date. The deposited funds may be withdrawn only upon the fulfillment of the obligation pursuant to Israeli severance pay law or labor agreements.

Effective January 1, 2007, the Company's agreements with employees in Israel, are under Section 14 of the Severance Pay Law, 1963. The Company's contributions for severance pay has replaced its severance obligation. Upon contribution of the full amount of the employee's monthly salary for each year of service, no additional calculations is conducted between the parties regarding the matter of severance pay and no additional payments is made by the Company to the employee. Further, the related obligation and amounts deposited on behalf of the employee for such obligation are not stated on the balance sheet, as the Company is legally released from the obligation to employees once the deposit amounts have been paid. Effective from January 1, 2007, the Company increased its contribution to the deposited funds to cover the full amount of the employee's monthly salary for each year of service.

Severance expenses for the years ended December 31, 2009, 2010 and 2011, were $ 4,037, $ 4,053 and $ 4,823, respectively.

Employee Benefit Plan
n.	Employee benefit plan:

The Company has a 401(K) defined contribution plan covering certain employees in the U.S. All eligible employees may elect to contribute up to 50%, but generally not greater than $ 16,500 per year (and an additional amount of $ 5,500 for employees aged 50 and over), of their annual compensation to the plan through salary deferrals, subject to IRS limits. The Company matches 50% of employee contributions to the plan up to a limit of 3% of their eligible compensation. In 2009, 2010 and 2011, the Company's match amounted to $ 848, $ 904 and $ 991, respectively.

Income Taxes
o.	Income taxes:

The Company accounts for income taxes in accordance with ASC No. 740, "Income Taxes". ASC No. 740 prescribes the use of the liability method whereby deferred tax asset and liability account balances are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse. The Company provides a valuation allowance, if necessary, to reduce deferred tax assets to amounts more likely than not to be realized.

Deferred tax liabilities and assets are classified as current or non-current based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting.

ASC 740 contains a two-step approach to recognizing and measuring a liability for uncertain tax positions. The first step is to evaluate the tax position taken or expected to be taken in a tax return by determining if the weight of available evidence indicates that it is more likely than not that, on an evaluation of the technical merits, the tax position will be sustained on audit, including resolution of any related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount that is more than 50% likely to be realized upon ultimate settlement. The Company accrues interest and penalties related to unrecognized tax benefits in its taxes on income.

Advertising Expenses
p.	Advertising expenses:
Advertising costs are expensed as incurred. Advertising expenses for the years ended December 31, 2009, 2010 and 2011, were $ 1,400, $ 3,098 and $ 2,918, respectively.
Concentrations Of Credit Risk
q.	Concentrations of credit risk:

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, short-term deposits, marketable securities and trade receivables.

The Company's cash and cash equivalents, short-term deposits and marketable securities are held mainly by the Company's Singaporean subsidiary, the U.S. subsidiary and Check Point Ltd., are invested in dollar and dollar-linked investments, and are deposited in major banks in the U.S., Israel and Europe. Deposits in the U.S. may be in excess of insured limits and are not insured in other jurisdictions. Generally, these deposits may be redeemed upon demand and therefore bear low risk.

The Company's marketable securities consist of investment-grade corporate bonds, U.S. government agency securities and sovereign bonds. The Company's investment policy, approved by the Board of Directors, limits the amount the Company may invest in any one type of investment or issuer, thereby reducing credit risk concentrations.

The Company's trade receivables are geographically diversified and derived from sales to channel partners mainly in the United States, Europe and Asia. Concentration of credit risk with respect to trade receivables is limited by credit limits, ongoing credit evaluation and account monitoring procedures. The Company performs ongoing credit evaluations of its channel partners and establishes an allowance for doubtful accounts based upon a specific review of all significant outstanding invoices. For those invoices not specifically reviewed, provisions are recorded at a specific rate, based upon the age of the receivable, the collection history and current economic trends. Allowance for doubtful accounts amounted to $ 7,096 and $ 6,722 as of December 31, 2010 and 2011, respectively. The Company writes off receivables when they are deemed uncollectible, having exhausted all collection efforts.

Actual collection experience may not meet expectations and may result in increased bad debt expense. Bad debt expense amounted to $ 2,052, $ 97 and $ 702 in 2009, 2010 and 2011, respectively. Total write offs during 2009, 2010 and 2011 amounted to $ 274, $ 1,575 and $1,076 respectively.

Derivatives And Hedging
r.	Derivatives and hedging:

The Company accounts for derivatives and hedging based on ASC No. 815, "Derivatives and Hedging". ASC No. 815 requires the Company to recognize all derivatives on the balance sheet at fair value. The accounting for changes in the fair value (i.e., gains or losses) of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and further, on the type of hedging relationship. For those derivative instruments that are designated and qualify as hedging instruments, the Company must designate the hedging instrument, based upon the exposure being hedged, as a fair value hedge, cash flow hedge, or a hedge of a net investment in a foreign operation. If the derivatives meet the definition of a hedge and are so designated, depending on the nature of the hedge, changes in the fair value of such derivatives will either be offset against the change in fair value of the hedged assets, liabilities, or firm commitments through earnings, or recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative's change in fair value is recognized in earnings.

The Company entered into forward contracts to hedge the fair value of assets and liabilities denominated in Israeli Shekels, Euros, British Pounds, Swedish Krona, Norwegian Krone and Japanese Yen. As of December 31, 2010 and 2011, the Company had outstanding forward contracts that did not meet the requirement for hedge accounting, in the notional amount of $ 187,676 and $ 34,676, respectively. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). The net gains (losses) recognized in "financial income, net" during 2009 2010 and 2011 were $6,048 $ 10,848 and ($240), respectively.

During 2010 and 2011, the Company entered into forward contracts to hedge against the risk of overall changes in future cash flow from payments of payroll and related expenses denominated in Israeli Shekels, Euros and British Pounds. As of December 31, 2011, the Company had outstanding option contracts in the amount of $16,762 and none were outstanding as of December 31, 2010. These contracts were for a period of up to twelve months. The Company measured the fair value of the contracts in accordance with ASC No. 820 (classified as level 2). These contracts met the requirement for cash flow hedge accounting and as such gains in the amount of $ 208 and $428 were recognized when the related expenses were incurred and classified in operating expenses during 2011 and 2010, respectively.

Basic And Diluted Earnings Per Share
s.	Basic and diluted earnings per share:

Basic earnings per share are computed based on the weighted average number of Ordinary shares outstanding during each year. Diluted earnings per share is computed based on the weighted average number of Ordinary shares outstanding during each year, plus dilutive potential Ordinary shares outstanding during the year, in accordance with ASC No. 260, "Earnings Per Share".

The total weighted average number of shares related to the outstanding options excluded from the calculations of diluted earnings per share, since it would have an anti-dilutive effect, was 8,386,309, 1,147,378 and 1,342,904 for 2009, 2010 and 2011, respectively.

Accounting For Stock-Based Compensation
t.	Accounting for stock-based compensation:

The Company accounts for stock-based compensation in accordance with ASC No. 718, "Compensation-Stock Compensation". ASC No. 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an option-pricing model. The value of the portion of the award that is ultimately expected to vest is recognized as an expense over the requisite service periods in the Company's consolidated statements of income.

The Company recognizes compensation expenses for the value of its awards granted based on the straight line method over the requisite service period of each of the awards, net of estimated forfeitures. ASC No. 718 requires forfeitures to be estimated at the time of grant and revised, if necessary, in subsequent periods if actual forfeitures differ from those estimates. Estimated forfeitures are based on actual historical pre-vesting forfeitures.

ASC No. 718 requires the cash flows resulting from the tax deductions in excess of the compensation costs recognized for those stock options to be classified as financing cash flows.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock-options awards and whereas the fair value of restricted stocks awards is based on the market value of the underlying shares at the date of grant. The option-pricing model requires a number of assumptions, of which the most significant are the expected stock price volatility and the expected option term. Expected volatility was calculated based upon actual historical stock price movements over the most recent periods ending on the grant date, equal to the expected option term. The expected term of options granted is based upon historical experience and represents the period of time that options granted are expected to be outstanding. The risk-free interest rate is based on the yield from U.S. treasury bonds with an equivalent term to the expected life of the options. The Company has historically not paid dividends and has no foreseeable plans to pay dividends.

The fair value of options granted in 2009, 2010 and 2011 is estimated at the date of grant using a Black-Scholes-Merton options pricing model with the following weighted average assumptions:

	Year ended December 31,
Employee Stock Options	2009	2010	2011
Expected volatility	35.00%	30.54%	29.59%
Risk-free interest rate	2.61%	1.63%	2.04%
Dividend yield	0.0%	0.0%	0.0%
Expected term from vesting date (years)	3.62	2.97	3.81

Employee Stock Purchase Plan
Expected volatility	46.90%	20.20%	23.94%
Risk-free interest rate	0.31%	0.16%	0.14%
Dividend yield	0.0%	0.0%	0.0%
Expected term (years)	0.5	0.5	0.5

Fair Value Of Financial Instruments
u.	Fair value of financial instruments:

The Company measures its cash equivalents, marketable securities, Auction Rate Securities, and foreign currency derivative contracts at fair value. Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 —	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.
Level 2 —	Include other inputs that are directly or indirectly observable in the marketplace.
Level 3 —	Unobservable inputs which are supported by little or no market activity.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Comprehensive Income
v.	Comprehensive income:

The Company accounts for comprehensive income in accordance with ASC No. 220, "Comprehensive Income". This statement establishes standards for the reporting and display of comprehensive income and its components in a full set of general purpose financial statements. Comprehensive income generally represents all changes in shareholders' equity during the period except those resulting from investments by, or distributions to, shareholders. The Company determined that its items of other comprehensive income relates to gain and loss on hedging derivative instruments and unrealized gains and losses on available for sale securities.

Treasury Stock
w.	Treasury stock:

The Company repurchases its Ordinary shares from time to time on the open market and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders' equity.

From time to time the Company reissues treasury shares under the stock purchase plan, upon exercise of option and upon vesting of restricted stock units. When treasury stock is reissued, the Company accounts for the re-issuance in accordance with ASC No. 505-30, "Treasury Stock" and charges the excess of the purchase cost, including related stock-based compensation expenses, over the re-issuance price to retained earnings. The purchase cost is calculated based on the specific identification method. In case the purchase cost is lower than the re-issuance price, the Company credits the difference to additional paid-in capital.